REVENUES, DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Assets Recognized from Costs to Obtain Contract) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of year	$ 5,962	$ 5,313
Additional costs deferred	1,365	3,436
Amortization of deferred costs	(1,597)	(2,787)
Balance at end of year	$ 5,730	$ 5,962